Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net
6.	Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable from real estate developers	927,973	836,435
Accounts receivable from individual customers	911	—
	928,884	836,435
Less: allowance for credit losses	(614,246)	(640,394)
Accounts receivable, net	314,638	196,041

No accounts receivable was pledged as of December 31, 2023 and 2024.

The following table presents the movement of allowance for credit losses for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	710,168	557,073	614,246
(Reversal)/provision for the year	(82,825)	57,423	52,994
Receivables written off for the year	(70,270)	(250)	(26,846)
Balance at the end of the year	557,073	614,246	640,394

The provision of credit losses was included in general and administrative expenses.